Statements of Consolidated Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Apr. 30, 2014	Apr. 30, 2013	Apr. 30, 2012
Income Statement [Abstract]
Net sales	$ 5,610.6	$ 5,897.7	$ 5,525.8
Cost of products sold	3,570.2	3,858.6	3,637.4
Cost of products sold - restructuring and merger and integration	9.4	11.5	43.2
Gross Profit	2,031.0	2,027.6	1,845.2
Selling, distribution, and administrative expenses	988.8	973.9	892.7
Amortization	98.9	96.8	88.1
Impairment charges	0	0	4.6
Other restructuring and merger and integration costs	25.6	42.8	72.5
Other special project costs	0	6.7	0
Loss on divestiture	0	0	11.3
Other operating income - net	(1.3)	(3.0)	(2.3)
Operating Income	919.0	910.4	778.3
Interest expense - net	(79.4)	(93.4)	(79.8)
Other income - net	10.1	0.3	2.7
Income Before Income Taxes	849.7	817.3	701.2
Income taxes	284.5	273.1	241.5
Net Income	$ 565.2	$ 544.2	$ 459.7
Earnings per common share:
Net Income	$ 5.42	$ 5.00	$ 4.06
Net Income - Assuming Dilution	$ 5.42	$ 5.00	$ 4.06
Dividends Declared per Common Share	$ 2.32	$ 2.08	$ 1.92